Derivatives - Summary of Derivative Contracts Maturity (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 17,778,000,000
Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	781,453,000,000	R$ 664,884,000,000
Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,442,449,000,000	1,094,378,000,000
Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,738,849,000,000	1,720,205,000,000
Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	23,989,000,000	5,134,000,000
Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	20,060,000,000	12,739,000,000
NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	313,463,000,000	295,508,000,000
Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,413,000,000	6,581,000,000
0-30 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	305,076,000,000	196,055,000,000
0-30 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	272,932,000,000	24,094,000,000
0-30 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,012,965,000,000	988,793,000,000
0-30 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	19,013,000,000	953,000,000
0-30 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	131,205,000,000	105,809,000,000
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	15,000,000	12,000,000
31-180 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	242,842,000,000	238,485,000,000
31-180 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	123,360,000,000	204,065,000,000
31-180 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	216,425,000,000	320,300,000,000
31-180 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	3,999,000,000	2,514,000,000
31-180 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	8,515,000,000	4,746,000,000
31-180 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	124,470,000,000	129,278,000,000
31-180 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	709,000,000	786,000,000
181-365 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	108,338,000,000	87,747,000,000
181-365 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	118,617,000,000	103,013,000,000
181-365 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	250,966,000,000	258,488,000,000
181-365 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	972,000,000	1,651,000,000
181-365 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	804,000,000	733,000,000
181-365 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	38,006,000,000	38,851,000,000
181-365 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	279,000,000	320,000,000
Non-current [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	125,197,000,000	142,597,000,000
Non-current [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	927,540,000,000	763,206,000,000
Non-current [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	258,493,000,000	152,624,000,000
Non-current [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	5,000,000	16,000,000
Non-current [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	10,741,000,000	7,260,000,000
Non-current [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	19,782,000,000	21,570,000,000
Non-current [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 5,410,000,000	R$ 5,463,000,000